Grandeur Peak Global Contrarian Fund	Portfolio of Investments
July 31, 2026 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.12%
Australia — 4.77%
Fiducian Group Ltd(a)	279,883	$1,655,529
IPD Group Ltd/Australia(a)	315,601	1,073,412
Kogan.com Ltd(a)	331,664	997,257
MA Financial Group Ltd(a)	467,072	1,878,023
Navigator Global Investments Limited(a)	751,538	1,227,778
		6,831,999
Belgium — 4.22%
Azelis Group N.V.	103,707	1,353,012
Melexis NV	41,550	3,273,578
X-Fab Silicon Foundries S.E. 144A(a),(b),(c)	189,987	1,421,232
		6,047,822

Brazil — 2.07%
Grupo Mateus S.A.(a)	1,074,300	847,156
Track & Field Co. SA	736,500	2,122,746
		2,969,902
Canada — 1.02%
BioSyent Inc	138,757	1,460,058

China — 1.59%
Chaoju Eye Care Holdings Ltd 144A(b),(c)	3,043,500	1,024,528
Silergy Corporation(a)	60,000	767,111
TK Group Holdings Ltd	2,262,883	490,521
		2,282,160
France — 3.73%
Thermador Groupe(a)	12,979	1,133,361
Virbac S.A.	9,607	3,740,181
Wavestone(a)	12,617	471,555
		5,345,097
Germany — 1.67%
Dermapharm Holding SE	50,562	2,391,328

India — 1.55%
Gulf Oil Lubricants India Ltd. (a)	107,314	1,202,817
Sri Lotus Developers And Realty Ltd. (a)	487,900	1,023,446
		2,226,263
Indonesia — 2.77%
Aspirasi Hidup Ind	44,556,200	889,839
Hartadinata Abadi Tbk PT	23,947,100	2,464,322
Selamat Sempurna Tbk PT	6,194,100	615,080
		3,969,241
Ireland — 1.34%
ICON plc(a)	11,749	1,921,725

Italy — 8.38%
DiaSorin SpA	15,886	1,316,839
Interpump Group SpA	124,027	4,970,236
Recordati Industria Chimica e Farmaceutica SpA	72,216	4,302,637
Sanlorenzo SpA/Ameglia	32,565	1,420,704
		12,010,416
Japan — 8.33%
Charm Care Corp KK	382,700	3,262,638
	Shares	Fair Value
COMMON STOCKS — 99.12% (continued)
Japan — 8.33% (continued)
Halows Company Ltd.	44,100	$1,059,743
Integral Corp	43,900	808,371
Kitz Corp	86,400	1,194,172
Mani, Inc. (a)	100,800	957,509
PILLAR Corp(a)	13,000	775,069
Sanki Service Corporation(a)	20,400	243,765
Shin Maint Holdings Company Ltd. (a)	41,900	274,555
Tomoe Engineering Company Ltd. (a)	93,200	1,134,165
Totech Corp	46,400	1,128,131
ULS Group Inc	313,800	1,107,949
		11,946,067
Luxembourg — 1.72%
Eurofins Scientific S.E. (a)	31,384	2,467,567

Mexico — 2.45%
Corporativo Fragua SAB de CV(a)	35,150	994,276
GCC S.A.B. de C.V. 144A(b),(c)	92,600	1,063,422
Regional S.A.B. de C.V. (a)	177,400	1,459,566
		3,517,264
Netherlands — 3.04%
IMCD N.V.	39,835	4,355,244

Philippines — 1.46%
Philippine Seven Corp	1,693,900	937,981
Puregold Price Club, Inc. (a)	1,730,200	1,158,742
		2,096,723
Poland — 2.21%
Auto Partner SA	206,555	1,592,330
Inter Cars SA	6,297	1,575,978
		3,168,308
Singapore — 0.72%
Riverstone Holdings Ltd.	1,580,375	1,035,196

South Korea — 3.66%
FNS Tech Company Ltd. (a)	53,682	416,644
iFamilySC Co Ltd(a)	246,509	1,289,729
Jahwa Electronics Company Ltd.(a)	33,612	515,925
Protec Company Ltd. (a)	13,585	543,193
Pumtech Korea Company Ltd. (a)	44,522	1,422,310
Sanil Electric Company Ltd. (a)	10,706	1,062,402
		5,250,203
Sweden — 1.87%
Nordrest Holding A.B. (a)	27,200	718,466
Sdiptech AB(a)	64,723	1,643,668
Swedencare AB(a)	135,208	312,410
		2,674,544
Switzerland — 0.85%
R&S Group Holding A.G. 144A(a),(b),(c)	47,082	1,218,446

Taiwan — 3.67%
AURAS Technology Co. Ltd. (a)	26,000	726,001
Gem Services, Inc.	206,000	784,385
Sinbon Electronics Co., Ltd. (a)	188,000	1,722,688
Sporton International, Inc.	201,000	1,197,799
Voltronic Power Technology Corporation	28,000	829,520
		5,260,393

Grandeur Peak Global Contrarian Fund	Portfolio of Investments
July 31, 2026 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.12% (continued)
Thailand — 0.96%
Thaifoods Group PCL	4,655,900	$1,372,620

United Arab Emirates — 1.20%
Spinneys 1961 Holding PLC(a)	4,996,169	1,727,319

United Kingdom — 13.35%
B&M European Value Retail plc	917,243	2,751,729
CVS Group plc(a)	249,594	4,211,478
discoverIE Group plc	157,065	1,640,504
FRP Advisory Group PLC	929,597	1,421,958
Hill & Smith Holdings plc	27,840	1,069,326
Marex Group Ltd.(a)	15,863	1,029,826
Pollen Street Group Ltd(a)	122,069	1,411,526
Renew Holdings PLC	145,450	1,758,338
Rosebank Industries plc(a)	441,782	2,000,522
Shawbrook Group plc(a)	174,128	769,730
Volution Group PLC(a)	127,284	1,061,844
		19,126,781
United States — 18.73%
4imprint Group PLC(a)	41,922	2,326,615
Abacus Life Inc(a)	101,919	1,050,785
Alamo Group, Inc.	9,935	1,580,460
AtriCure, Inc.(a)	86,173	3,253,893
Core & Main, Inc., Class A(a)	33,380	1,467,719
Dollar General Corporation	33,008	4,193,666
Gentex Corporation	52,921	1,236,235
Global Industrial Company	25,463	910,048
Haemonetics Corporation(a)	8,251	705,791
Houlihan Lokey, Inc. (a)	9,285	1,165,175
Limbach Holdings, Inc.(a)	13,829	991,539
Mueller Water Products, Inc., Class A, Series A(a)	40,836	1,030,701
Neogen Corporation(a)	93,735	1,128,569
Ollie’s Bargain Outlet Holdings, Inc.(a)	63,847	4,690,839
Power Integrations, Inc. (a)	2,029	123,181
RxSight, Inc.(a)	164,817	990,550
		26,845,766
Vietnam — 1.79%
Asia Commercial Bank JSC	1,719,351	1,431,921
Vietnam Technological & Comm Joint- stock Bank	1,033,600	1,137,919
		2,569,840
Total Common Stocks (Cost $124,162,180)		142,088,292

Total Common Stocks/ Investments — 99.12% (Cost $124,162,180)		142,088,292

Other Assets in Excess of Liabilities — 0.88%		1,259,218

NET ASSETS — 100.00%		$143,347,510

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2026, these securities had a total aggregate market value of $4,727,628, representing 3.30% of net assets.

(c)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2026, these securities had a total aggregate market value of $4,727,628, representing 3.30% of net assets.